Term Loan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Term Loan

(5) TERM LOAN

The Company’s wholly-owned subsidiaries Alexo Therapeutics International and Sirpant Therapeutics, as borrowers, entered into a Loan and Security Agreement, or the Loan Agreement, dated as of December 20, 2019, with SVB and WestRiver, collectively as lenders, and SVB, as administrative agent and collateral agent.

As a result of the internal reorganization, in May 2020 the Company entered into a Joinder and First Amendment to the Loan and Security Agreement, or the Joinder Amendment, and Amended and Restated Warrants to Purchase Stock, or the Amended Warrants. The purpose for entering into the Joinder Amendment was to add the newly established ALX Oncology Holdings Inc. as additional borrower to the Term Loan. Concurrently, the Company modified the Amended Warrants to change the issuer from ALX Oncology Limited to ALX Oncology Holdings Inc. The Company accounted for the First Amendment to the Loan and Security Agreement as a modification.

The Loan Agreement provides for term loans in an aggregate principal amount of up to $10.0 million funded in two tranches, subject to the satisfaction of a certain milestone. The first tranche, in the amount of $6.0 million, was funded on the closing date of the Loan Agreement in December 2019. A second tranche of $4.0 million was available on or before March 31, 2020, upon the Company’s achievement of an equity financing resulting in net cash proceeds in an amount of at least $30.0 million to the Company. The Company elected not to draw down on the second tranche, which is no longer available.

The loans under the Loan Agreement bear interest at a floating per annum interest rate equal to the greater of 7.0% or 2.0% plus the prime rate as reported in The Wall Street Journal. The Wall Street Journal prime rate was 3.25% as of September 30, 2020. Therefore, the rate applicable to the Company as of September 30, 2020 was 7.0%.

The Company is required to make interest-only payments for the first 12 months after the closing of the Loan Agreement, followed by consecutive equal monthly payments of principal and interest commencing on January 1, 2021 and continuing through the maturity date of September 1, 2022. The Loan Agreement also provides for a final payment equal to 6.0% multiplied by the aggregate principal amount of the term loans funded, which is due on the maturity date, upon the acceleration of the term loans, or upon prepayment of the term loans. If the Company elects to prepay the term loans, there is also a prepayment fee of between 1.0% and 3.0% of the principal amount being prepaid depending on the timing and circumstances of prepayment.

In conjunction with the Loan Agreement, the Company has issued warrants to purchase 61,292 Series B convertible preferred stock to SVB and WestRiver with an exercise price of $9.4972 per share. Following the Company’s initial public offering, these warrants were automatically converted to warrants to purchase 61,292 shares of common stock at an exercise price of $9.4972 per share. The estimated fair value of the warrants at the date of issuance was approximately $0.4 million. The Company revalued the Series B convertible preferred stock warrants as of the completion of the initial public offering and reclassified the outstanding preferred stock warrant liability balance of $1.0 million to additional paid-in capital with no further re-measurement required as the common stock warrants are considered permanent equity effective July 16, 2020. The fair value of the common stock warrant was determined using a Black-Scholes option-pricing model with the following assumptions: an expected term of 9.8 years, a volatility of 84.2%, a dividend rate of zero and a risk-free rate of 0.6%. The changes in fair value in warrant liability was recognized as a component of other expense, net in the accompanying condensed consolidated statement of operations and comprehensive loss. On August 17, 2020, SVB and WestRiver delivered the Notice of Exercise for net exercise of 61,292 warrants at an exercise price of $9.4972 per share. Accordingly, the Company issued 48,932 shares of the Company’s common stock (Note 6).

The loans under the Loan Agreement are secured by substantially all of the Company’s assets, except the Company’s intellectual property, which is the subject of a negative pledge.

The Company determined that certain loan features were embedded derivatives requiring bifurcation and separate accounting. Those embedded derivatives were bundled together as a single, compound embedded derivative and then bifurcated and accounted for separately from the host contract. The Company recorded a term loan compound derivative liability of approximately $51,000 which will be marked-to-market in future periods. The Company calculated the fair value of the compound derivative by computing the difference between the fair value of the term loan with the compound derivative using the “with and without” method under the income approach, and the fair value of the term loan without the compound derivative. The Company calculated the fair values using a probability-weighted discounted cash flow analysis. The key valuation assumptions used consist of the discount rate and the probability of the occurrence of a change in control event. The term loan compound derivative liability is being re-measured at each financial reporting period with any changes in fair value being recognized as a component of other expense, net in the condensed consolidated statement of operations and comprehensive loss. As of September 30, 2020, the fair value of the compound derivative liability was approximately $43,000 and was recorded in other non-current liabilities on the condensed consolidated balance sheets.

The fair value of Series B convertible preferred stock warrant liability at issuance, fair value of embedded derivatives which were bifurcated and other debt issuance costs have been treated as debt discounts on the Company’s condensed consolidated balance sheet and together with the final payment are being amortized to interest expense throughout the life of the term loan using the effective interest rate method.

As of September 30, 2020, there were unamortized issuance costs and debt discounts of $0.2 million, which were recorded as a direct deduction from the term loan on the condensed consolidated balance sheet. Interest expense for the term loan was $0.3 million and $0.7 million for the three and nine months ended September 30, 2020, respectively.

The following table presents future payments of principal and interest as of September 30, 2020 (in thousands):

SEPTEMBER 30, 2020
2020 (remaining three months)	$106
2021	3,743
2022	3,007

6,856

Less: amount representing interest	$(496)
Less: amount representing final payment	(360)

Term loan, principal amount	6,000

Less: unamortized issuance costs and debt discounts	(240)
Less: current portion	(2,571)

Non-current portion of term loan	$3,189

Predecessor Company
Term Loan
(4)	TERM LOAN

The Company and its wholly-owned subsidiaries Alexo Therapeutics International and Sirpant Therapeutics, as borrowers, entered into a Loan and Security Agreement, or the Loan Agreement, dated as of December 20, 2019, with Silicon Valley Bank, or SVB, and WestRiver Innovation Lending Fund VIII, LP, or WestRiver, collectively as lenders, and SVB, as administrative agent and collateral agent. The Loan Agreement provides for term loans in an aggregate principal amount of up to $10.0 million funded in two tranches, subject to the satisfaction of a certain milestone. The first tranche, in the amount of $6.0 million, was funded on the closing date of the Loan Agreement in December 2019. A second tranche of $4.0 million was available on or before March 31, 2020, upon the Company’s achievement of an equity financing resulting in net cash proceeds in an amount of at least $30.0 million to the Company. The Company elected not to draw down on the second tranche, which is no longer available.

The loans under the Loan Agreement bear interest at a floating per annum interest rate equal to the greater of 7.0% or 2.0% plus the prime rate as reported in The Wall Street Journal. The Wall Street Journal prime rate was 4.75% as of December 31, 2019. Therefore, the rate applicable to the Company as of December 31, 2019 was 7.0%.

The Company is required to make interest-only payments for the first 12 months after the closing of the Loan Agreement, followed by consecutive equal monthly payments of principal and interest commencing on January 1, 2021 and continuing through the maturity date of September 1, 2022. The Loan Agreement also provides for a final payment equal to 6.0% multiplied by the aggregate principal amount of the term loans funded, which is due on the maturity date, upon the acceleration of the term loans, or upon prepayment of the term loans. If the Company elects to prepay the term loans, there is also a prepayment fee of between 1.0% and 3.0% of the principal amount being prepaid depending on the timing and circumstances of prepayment.

In conjunction with the Loan Agreement, the Company has issued warrants to purchase 61,292 Series B convertible preferred shares to SVB and WestRiver with an exercise price of $9.4972 per share. The estimated fair value of the warrants at the date of issuance was approximately $0.4 million. The fair value of the Series B convertible preferred shares warrant liability was determined using the Black-Scholes option-pricing model. As of December 20, 2019, the various assumptions used in the option-pricing model were time to liquidity of 2.0 to 10.0 years, volatility of 85.5%, risk-free rate of 1.7% and equity value of $345.0 million. It was recorded at its fair value at inception and is being re-measured at each financial reporting period with any changes in fair value being recognized as a component of other income (expense), net in the accompanying consolidated statement of operations and comprehensive loss. As of December 31, 2019, the fair value of the Series B convertible preferred shares warrant liability was approximately $0.4 million and was recorded in other long-term liabilities on the consolidated balance sheet.

The loans under the Loan Agreement are secured by substantially all of the Company’s assets, except the Company’s intellectual property, which is the subject of a negative pledge.

The Company determined that certain loan features were embedded derivatives requiring bifurcation and separate accounting. Those embedded derivatives were bundled together as a single, compound embedded derivative and then bifurcated and accounted for separately from the host contract. The Company recorded a term loan compound derivative liability of approximately $51,000 which will be marked-to-market in future periods. The Company calculated the fair value of the compound derivative by computing the difference between the fair value of the term loan with the compound derivative using the “with and without” method under the income approach, and the fair value of the term loan without the compound derivative. The Company calculated the fair values using a probability-weighted discounted cash flow analysis. The key valuation assumptions used consist of the discount rate and the probability of the occurrence of a change in control event. The term loan compound derivative liability is being re-measured at each financial reporting period with any changes in fair value being recognized as a component of other income (expense), net in the consolidated statement of operations and comprehensive loss. As of December 31, 2019, the fair value of the compound derivative liability was approximately $51,000 and was recorded in other long-term liabilities on the consolidated balance sheet.

The fair value of Series B convertible preferred shares warrant liability at issuance, fair value of embedded derivatives which were bifurcated and other debt issuance costs have been treated as debt discounts on the Company’s consolidated balance sheet and together with the final payment are being amortized to interest expense throughout the life of the term loan using the effective interest rate method.

As of December 31, 2019, there were unamortized issuance costs and debt discounts of $0.6 million which were recorded as a direct deduction from the term loan on the consolidated balance sheet. Interest expense for the term loan was immaterial for the year ended December 31, 2019. For future payments of principal and interest as of December 31, 2019 is as follows.

YEAR ENDING DECEMBER 31:
2020	$401
2021	3,743
2022	3,007

7,151

Less: amount representing interest	$(791)

Less: amount representing final payment	(360)

Long-term debt, gross	6,000

Less: unamortized issuance costs and debt discounts	(579)

Less: current portion	—

Long-term portion of term loan	$5,421